Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting
Schedule of segment information for the reportable segments

	Year Ended December 31, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	39,202	—	39,202	124,642	163,844	262,565	—	426,409
Interest income	674	4	678	—	678	272	8,649	9,599
Interest expense	—	—	—	—	—	—	(652)	(652)
Equity in earnings of equity investees, net of tax	5	—	5	—	5	49,748	—	49,753
Income tax (expense)/benefit	(552)	6,053	5,501	(631)	4,870	(1,345)	(3,242)	283
Net (loss)/income attributable to the Company	(215,834)	(186,945)	(402,779)	17,367	(385,412)	54,604	(30,027)	(360,835)
Depreciation/amortization	(7,576)	(484)	(8,060)	—	(8,060)	(299)	(305)	(8,664)
Additions to non-current assets (other than financial instruments and deferred tax assets)	47,563	725	48,288	—	48,288	664	21	48,973

	December 31, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	221,337	30,281	251,618	45,984	297,602	235,500	496,343	1,029,445
Property, plant and equipment	72,775	2,103	74,878	—	74,878	735	334	75,947
Right-of-use assets	3,350	3,167	6,517	—	6,517	1,308	897	8,722
Leasehold land	11,830	—	11,830	—	11,830	—	—	11,830
Goodwill	—	—	—	—	—	3,137	—	3,137
Other intangible asset	—	—	—	—	—	85	—	85
Investments in equity investees	316	—	316	—	316	73,461	—	73,777

	Year Ended December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	43,181	—	43,181	76,429	119,610	236,518	—	356,128
Interest income	809	3	812	—	812	282	982	2,076
Interest expense	—	—	—	—	—	—	(592)	(592)
Equity in earnings of equity investees, net of tax	20	—	20	—	20	60,597	—	60,617
Income tax benefit/(expense)	22	7,160	7,182	(1,320)	5,862	(14,573)	(3,207)	(11,918)
Net (loss)/income attributable to the Company	(143,528)	(152,235)	(295,763)	4,032	(291,731)	142,890	(45,807)	(194,648)
Depreciation/amortization	(6,436)	(197)	(6,633)	—	(6,633)	(318)	(239)	(7,190)
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,295	4,321	29,616	—	29,616	1,056	327	30,999

	December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	166,802	19,870	186,672	35,978	222,650	225,898	924,113	1,372,661
Property, plant and equipment	38,049	1,862	39,911	—	39,911	746	618	41,275
Right-of-use assets	4,798	3,768	8,566	—	8,566	1,827	1,486	11,879
Leasehold land	13,169	—	13,169	—	13,169	—	—	13,169
Goodwill	—	—	—	—	—	3,380	—	3,380
Other intangible asset	—	—	—	—	—	163	—	163
Investments in equity investees	480	—	480	—	480	75,999	—	76,479

	Year Ended December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	10,262	—	10,262	19,953	30,215	197,761	—	227,976
Interest income	461	—	461	—	461	167	2,608	3,236
Interest expense	—	—	—	—	—	—	(787)	(787)
Equity in earnings of equity investees, net of tax	(97)	—	(97)	—	(97)	79,143	—	79,046
Income tax (expense)/benefit	(402)	642	240	(167)	73	(824)	(4,078)	(4,829)
Net (loss)/income attributable to the Company	(120,096)	(62,683)	(182,779)	7,282	(175,497)	72,785	(23,018)	(125,730)
Depreciation/amortization	(5,458)	(119)	(5,577)	—	(5,577)	(292)	(192)	(6,061)
Additions to non-current assets (other than financial instruments and deferred tax assets)	22,574	754	23,328	—	23,328	817	1,090	25,235

Summary of customers which accounted for over 10% of the Group's revenue

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Customer A	75,606	56,082	(note)
Customer B	51,681	49,055	(note)
Customer C	47,611	41,974	36,500
Customer D	(note)	(note)	25,993

Note: Customer did not account for over 10% of the Group’s revenue during the year.